Stock-based compensation (Details) - USD ($) $ in Millions			3 Months Ended
	Mar. 13, 2020	Mar. 05, 2020	Mar. 31, 2020	Mar. 31, 2019
Stock-based compensation (Details) [Line Items]
Vested options outstanding			1,739,932
Unvested options outstanding			146,865
Compensation expense			$ 4.8	$ 1.7
unrecognized stock-based compensation expense			$ 24.5	$ 3.6
NSO [Member]
Stock-based compensation (Details) [Line Items]
Options granted	1,552,100		1,552,100
Restricted Stock Units (RSUs) [Member]
Stock-based compensation (Details) [Line Items]
Options granted	2,310,000		2,310,000
2018 Stock Plan [Member]
Stock-based compensation (Details) [Line Items]
Stock options vested, shares			2,568,523
Increase to additional paid-in capital			$ 2.5
Compensation expense			2.0
2020 Plan [Member]
Stock-based compensation (Details) [Line Items]
Incentive stock options		16,300,000
Compensation expense			0.3
Vesting of awards under 2018 Stock Plan [Member]
Stock-based compensation (Details) [Line Items]
Compensation expense			$ 2.5